Supplement to the
Fidelity® Growth Discovery Fund
Class K
August 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of Fidelity® Growth Discovery Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity® Growth Discovery Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity® Growth Discovery Fund.
CII-K-PSTK-0425-110 1.900384.110	April 11, 2025
Supplement to the
Fidelity® Growth Discovery Fund
August 29, 2024
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of Fidelity® Growth Discovery Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity® Growth Discovery Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity® Growth Discovery Fund.
CII-PSTK-0425-128 1.482432.128	April 11, 2025